Investments in associates	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investments in associates

9.  Investments in associates

9.1.  Investments in subsidiaries and associates

Accounting policy

a)      Subsidiaries

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date of acquisition of control and continue to be consolidated until the date that control ceases to exist. They are deconsolidated from the date that control ceases. The financial statements of subsidiaries are prepared for the same reporting period as that of the parent company, using consistent accounting policies. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

b)     Associates

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies.

Investments in associates are accounted for under the equity method and are recognized initially at cost. The cost of the investment includes transaction costs.

Under the equity method of accounting, the share attributable to the Company of the profit or loss for the period of such investments is accounted for in the statement of profit or loss, in “Equity in investees.” Unrealized gains and losses arising on transactions between the Company and the investees are eliminated based on the percentage of interest held in such investees. The other comprehensive income of subsidiaries, associates and jointly controlled entities is recorded directly in the Company’s shareholders’ equity, in “Other comprehensive income.”

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

Cosan’s subsidiaries are listed below:

	December 31, 2021	December 31, 2020
Directly owned subsidiaries
Cosan Logística S.A. (iii)	—	73.48%
Cosan S.A. (iii)	—	66.74%
Cosan Limited Partners Brasil Consultoria Ltda (iii)	97.50%	60.00%
Sinlog Tecnologia em Logística S.A. (iii)	72.25%	64.52%
Compass Gás e Energia (i)	88.00%	99.01%
Cosan Lubes Investments Limited	70.00%	70.00%
Cosan Cayman II Limited	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Investimentos e Participações S.A.	—%	100.00%
Cosan Luxembourg S.A.(ii)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Atlântico Participações Ltda.	100.00%	—
Payly Soluções de Pagamentos S.A.	75.00%	75.00%
Rumo S.A.(ii)	30.35%	30.35%

Violeta Fundo de Investimento Multimercado	100.00%	—
Interest of Compass Gás e Energia in its subsidiaries
Companhia de Gás de São Paulo - Comgás	99.15%	—
Compass Comercialização S.A.	100.00%	—
Compass Energia Ltda	100.00%	—
Terminal de Regaseificação de São Paulo - TRSP	100.00%	—
Rota 4 Participações S.A.	100.00%	—
Edge II - Empresa de Geração de Energia	100.00%	—
Interest of Cosan Lubes Investments
Limited in its subsidiaries
Moove Lubricants Limited	100.00%	100.00%
Cosan Cinco S.A.	100.00%	100.00%
Airport Energy Limited	100.00%	100.00%
Airport Energy Services Limited	100.00%	100.00%
Wessesx Petroleum Limited	100.00%	100.00%
Stanbridge Group Limited	100.00%	100.00%
Cosan Lubricants España S.L.U.	100.00%	100.00%
Techniques ET Technologies Appliquees SAS - TTA (iv)	100.00%	75.00%
Cosan Lubrificantes S.R.L.	98.00%	98.00%
LubrigrupoII– Comércio e
Distribuição de Lubrificantes S.A.	100.00%	100.00%
Comma Oil & Chemicals Marketing SRL	100.00%	100.00%
Comma Otomotiv Yag Ve Kimyasallari	100.00%	100.00%
Pazarlama Limited Sirketi	100.00%	100.00%
Comma Oil & Chemicals Marketing B.V.	100.00%	100.00%
Commercial Lubricants Moove Corp	100.00%	100.00%
Cosan Lubrificantes e Especialidades S.A.	100.00%	100.00%
Cosan US, Inc.	100.00%	100.00%
Ilha Terminal Distribuição de
Produtos Derivados de Petróleo Ltda.	100.00%	100.00%
Zip Lube S.A.	100.00%	100.00%
Cosan Paraguay S.A.	100.00%	100.00%

Interest of Rumo S.A. in its subsidiaries (iii)
Rumo Malha Oeste S.A.	100.00%	28.47%
Rumo Malha Paulista S.A.	100.00%	28.47%
Rumo Malha Sul S.A.	100.00%	28.47%
Rumo Malha Norte S.A.	99.74%	28.40%
Rumo Malha Central S.A.	100.00%	28.47%
Elevações Portuárias S.A.	100.00%	28.47%
Logispot Armazéns Gerais S.A.	51.00%	14.52%
Rumo Luxembourg S.à r.l.	100.00%	28.47%
Rumo Intermodal S.A.	100.00%	28.47%
Boswells S.A.	100.00%	28.47%
ALL Argentina S.A.	100.00%	28.47%
Paranaguá S.A.	99.90%	28.47%
ALL Armazéns Gerais Ltda.	100.00%	28.47%
Portofer Ltda.	100.00%	28.47%
ALL Mesopotâmica S.A.	70.56%	20.09%
ALL Central S.A.	73.55%	20.94%
Servicios de Inversión Logística Integrales S.A.	100.00%	28.47%
Brado Logística e Participações S.A.	77.65%	17.71%
Brado Logística S.A.	77.65%	17.71%
Interest of Violeta Fundo de Investimento
Multimercado in its subsidiaries
Verde Pinho Fundo de Investimento em Participações	100.00%	—
Radar Propriedades Agrícolas S.A.	50.00%	—
Radar II Propriedades Agrícolas S.A.	50.00%	—
Nova Agrícola Ponte Alta S.A.	50.00%	—
Nova Amaralina S.A Propriedades Agrícolas	50.00%	—
Nova Santa Bárbara Agrícola S.A.	50.00%	—
Terras da Ponta Alta S.A.	50.00%	—
Castanheira Propriedades Agrícolas S.A.	50.00%	—
Manacá Propriedades Agrícolas S.A.	50.00%	—
Paineira Propriedades Agrícolas S.A.	50.00%	—

(i)   As describe in Note 2, the subsidiary Compass Gás e Energia, , entered into Investment Agreements that resulted in the dilution of the Company's interest. As of December 31, 2021, contributions were made to Compass for a total amount of R$2,250,015.

The agreement signed with Atmos has a clause that grants Atmos the option to sell its shares in Compass and the Company is committed to pay any difference between Atmos selling price and the base price determined in the agreement. On December 31, 2021, the option hadno value since Compass' valuation exceeds the base price determined in the contract.

(ii)  Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiary. Despite presenting on December 31, 2021, the amount with an unsecured liability of R$ 356,442, as shown below, no events or conditions were identified that, individually or collectively, could raise significant doubts as to the ability to maintain their continuity operational. The subsidiaries have the financial support of the Company.

(iii)  Changes in equity interest resulting from the Corporate Reorganization.

(iv)  In August 2021, Moove Lubricants Limited acquired 25% of the remaining interest. A cash consideration of R$32,030 was paid to the non-controlling shareholder.

Set out below are the associates as of December 31, 2021, which are material to the Company:

	Shares issued by the associate	Shares held by Cosan	Cosan ownership interest	Economic benefit (%)
Tellus Brasil Participações S.A.	120,920,515	61,359,623	50.74%	5.00%
Janus Brasil Participações S.A.	229,689,888	116,620,166	50.77%	5.00%
Rhall Terminais Ltda	28,580	8,574	30.00%	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	99,246	19.85%	19.85%
TGG - Terminal de Granéis do Guarujá S.A.	79,747,000	7,914,609	9.92%	9.92%
Terminal XXXIX S.A.	200,000	99,246	49.62%	49.62%
TUP Porto São Luis S.A.	42,635,878	20,891,583	49.00%	49.00%

	At January 1, 2021	Interest in earnings of subsidiaries	Other comprehensive income	Dividends	Capital increase	Business Combination	Other	At December 31, 2021
Tellus Brasil Participações S.A.	105,665	39,938	—	(2,805)	—	—	—	142,798
Janus Brasil Participações S.A.	130,901	49,235	—	(1,738)	4,959	—	—	183,357
Radar Propriedades Agrícolas S.A.	62,371	(1,688)	1,060	(879)	—	(19,565)	(41,299)	—
Radar II Propriedades Agrícolas S.A.	33,204	12,751	1,553	(1,854)	—	(45,659)	5	—
Rhall Terminais Ltda	3,765	1,145	—	(3)	—	—	—	4,907
Termag - Terminal Marítimo de Guarujá S.A.	1,673	3,810	—	—	—	—	(758)	4,725
TGG - Terminal de Granéis do Guarujá S.A.	18,679	3,850	—	(4,966)	—	—	—	17,563
Terminal XXXIX S.A.	26,597	4,052	—	—	—	—	—	30,649
TUP Porto São Luis S.A.	—	801	—	—	393,579	—	—	394,380
Other	996	16,331	5,243	(2,854)	—	(59,906)	41,878	1,688
	383,851	130,225	7,856	(15,099)	398,538	(125,130)	(174)	780,067

	At January 1, 2020	Interest in earnings of subsidiaries	Other comprehensive income	Dividends	Capital increase	Other	At December 31, 2020
Tellus Brasil Participações S.A.	102,342	6,883	—	(3,560)	—	—	105,665
Janus Brasil Participações S.A.	126,087	7,591	—	(3,909)	1,132	—	130,901
Radar Propriedades Agrícolas S.A.	59,860	3,512	232	(1,233)	—	—	62,371
Radar II Propriedades Agrícolas S.A.	31,975	1,747	45	(563)	—	—	33,204
Other	57,443	9,068	(37)	(8,187)	10	(6,587)	51,710
	377,707	28,801	240	(17,452)	1,142	(6,587)	383,851

Financial information of associates:

	December 31, 2021				December 31, 2020
	Assets	Liabilities	Shareholders’ equity	Profit in the year	Assets	Liabilities	Shareholders’ equity	Profit in the year
Tellus Brasil Participações Ltda	3,296,499	(502,734)	2,793,765	782,220	2,137,559	(136,375)	2,001,184	91,431
Janus Brasil Participações S.A.	4,261,432	(666,361)	3,595,071	1,048,514	2,632,321	(160,167)	2,472,154	97,652
Rhall Terminais Ltda	31,068	(14,708)	16,360	4,073	—	—	—	—
Termag - Terminal Marítimo de Guarujá S.A.	276,284	(252,483)	23,801	11,726	—	—	—	—
TGG - Terminal de Granéis do Guarujá S.A.	253,310	(76,257)	177,053	37,150	—	—	—	—
Terminal XXXIX S.A.	335,511	(273,747)	61,764	10,075	—	—	—	—
TUP Porto São Luis S.A.	455,437	(67,523)	387,914	(7,410)	—	—	—	—

9.2.   Non-controlling interests in subsidiaries

Accounting policy

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners.

Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts disclosed for each subsidiary are before inter-company elimination.

	Shares issued by the subsidiary	Shares held by non-controlling shareholders	Non-controlling interest
Compass Gás e Energia	714,190,095	85,702,404	12.00%
Comgás	132,520,587	1,139,210	0.86%
Cosan Lubes	34,963,764	10,489,129	30.00%
Payly Soluções de Pagamentos S.A.	78,527,201	19,631,324	25.00%
Rumo S.A.	1,854,158,791	1,291,629,301	69.65%
Cosan Limited Partners Brasil Consultoria Ltda	160,000	4,000	2.50%
Sinlog Tecnologia em Logística S.A.	86,370	23,967	27.75%
TTA – SAS Techniques et Technologie Appliquées(i)	10,521	-	-
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,111	50.00%
Radar Propriedades Agrícolas S.A.	1,266,986	633,493	50.00%
Nova Agrícola Ponte Alta S.A.	160,693,378	80,346,689	50.00%
Terras da Ponte Alta S.A.	16,066,329	8,033,165	50.00%
Nova Santa Bárbara Agrícola S.A.	32,336,994	16,168,497	50.00%
Nova Amaralina S.A.	30,603,159	15,301,580	50.00%
Paineira Propriedades Agrícolas S.A.	132,667,061	66,333,531	50.00%
Manacá Propriedades Agrícolas S.A.	128,977,921	64,488,961	50.00%
Castanheira Propriedades Agrícolas S.A.	83,850,838	41,925,419	50.00%

The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests, before any intra-group elimination.

	At January 1, 2021	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase (decrease)	Other	Predecessor adjustments	At December 31, 2021
Cosan S.A.	3,492,829	69,890	—	115,049	—	—	(1,023)	(3,448,693)	—
Cosan Logística	658,158	4,898	—	358	—	—	—	(663,414)	—
Comgás	24,729	17,524	—	625	(14,184)	—	228	—	28,466
Compass Gás e Energia	32,880	74,390	1,505,311	7,698	(97,187)	2,250,015	1,053	—	761,432
CLI	582,284	87,823	—	13,037	—	—	—	—	683,144
Rumo	10,709,017	107,690	318,323	5,358	(27,989)	—	15,748	2,570	10,494,071
Logispot Armazéns Gerais S.A.	35,513	2,225	—	—	(4,032)	—	—	—	33,706
Radar	—	22,502	—	900	(19,854)	—	54	—	2,119,102
Other	23,374	2,622	11,918	1,013	(1,662)	2,291	363	351	9,164
	15,558,784	384,320	1,835,552	88,086	(164,908)	2,252,306	(2,131,407)	(4,109,186)	14,129,085

	At January 1, 2020	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase (decrease)	Other	At December 31, 2020
Cosan S.A.	3,604,875	336,885	(407,177)	28,573	(68,120)	—	(2,207)	3,492,829
Cosan Logística	630,185	12,966	14,006	1,006	(5)	—	—	658,158
Comgás	24,569	9,200	—	484	(9,535)	—	11	24,729
Compass Gás e Energia	—	7,848	30,431	552	(5,986)	—	35	32,880
CLI	470,498	44,816	—	66,970	—	—	—	582,284
Rumo	6,058,973	212,463	4,424,537	15,786	(2,742)	—	—	10,709,017
Logispot Armazéns Gerais S.A.	34,218	1,879	—	—	(584)	—	—	35,513
Other	15,298	2,755	—	6,160	(9,566)	6,666	2,061	23,374
	10,838,616	628,812	4,061,797	119,531	(96,538)	6,666	(100)	15,558,784

Summarized statement of financial position:

	Compass Gás e Energia		Comgás		CLI		Rumo		Cosan Investimentos
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Current
Assets	1,929,639	402,007	4,148,735	4,225,788	1,327,472	1,047,938	1,161,027	1,996,914	147,662	—
Liabilities	(28,374)	(25,404)	(4,538,385)	(3,610,144)	(755,995)	(616,427)	(760,522)	(841,519)	(50,038)	—
Net current assets	1,901,265	376,603	(389,650)	615,644	571,477	431,511	400,505	1,155,395	97,624	—
Non-current
Assets	4,453,679	2,944,593	8,122,763	6,391,096	1,946,181	1,893,901	21,568,088	19,624,672	4,337,142	—
Liabilities	(10,296)	—	(6,627,895)	(6,416,687)	(229,802)	(360,077)	(7,173,172)	(5,796,462)	(196,562)	—
Net non-current assets	4,443,383	2,944,593	1,494,868	(25,591)	1,716,379	1,533,824	14,394,916	13,828,210	4,140,580	—
Equity	6,344,648	3,321,196	1,105,218	590,035	2,287,856	1,965,335	14,795,421	14,983,605	4,238,204	—

Summarized statement of profit or loss and other comprehensive income:

	Compass Gás e Energia			Comgás			CLI
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019

Net sales	—	—	—	11,709,713	8,317,691	9,514,222	2,608,680	1,911,541	1,746,727
Profit before taxes	1,710,947	920,426	(2,614)	2,274,269	1,719,877	1,993,963	310,500	150,930	74,982
Income tax expenses	14,164	10,839	889	(155,148)	(569,264)	(626,784)	(15,742)	(1,484)	(15,175)
Profit (loss) for the year	1,725,111	931,265	(1,725)	2,119,121	1,150,613	1,367,179	294,758	149,446	59,807
Other comprehensive income (loss)	—	—	—	—	—	—	—	—	—
Total comprehensive income	1,725,111	931,265	(1,725)	2,119,121	1,150,613	1,367,179	294,758	149,446	59,807

Comprehensive income attributable to non-controlling interests	207,012	9,220	—	18,217	9,762	10,967	88,427	44,834	17,942
Dividends paid	982,752	600,000	—	1,649,653	1,135,669	2,010,101	—	—	—

	Rumo			Cosan Investments
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019
Net sales	772,714	950,269	596,415	31,502	—	—
Profit before taxes	198,239	349,300	779,228	49,218	—	—
Income tax expenses	(47,701)	(52,137)	(991)	(4,215)	—	—
Profit (loss) for the year	150,538	297,163	778,237	45,003	—	—
Other comprehensive income (loss)	—	—	2,716	—	—	—
Total comprehensive income	150,538	297,163	780,953	45,003	—	—

Comprehensive income attributable
to non-controlling interests	104,850	212,561	558,616	22,502	—	—
Dividends paid	—	—	4,233	—	—	—

Summarized statements of cash flows:

	Compass Gás e Energia			Comgás			CLI
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019
Net cash (used in) from operating activities	(44,974)	(18,046)	—	2,539,222	2,111,551	2,512,303	95,461	71,654	82,946
Net cash from (used in) investing activities	(26,764)	776,872	—	(1,025,104)	(1,768,298)	202,037	77,742	(38,910)	(10,140)
Net cash (used in) from financing activities	1,265,679	(525,030)	—	(2,202,275)	198,890	(2,233,548)	(13,766)	14,874	291,898
Net increase (decrease) in cash and cash equivalents	1,193,941	233,796	—	(688,157)	542,143	480,792	159,437	47,618	364,704
Cash and cash equivalents at beginning of year	232,819	5	5	1,610,548	1,083,410	602,618	492,619	319,733	—
Effect of exchange rate fluctuations on cash held	(13,898)	(982)	—	(30,741)	(15,005)	—	109,642	125,268	(44,971)
Cash and cash equivalents at end of year	1,412,862	232,819	5	891,650	1,610,548	1,083,410	761,698	492,619	319,733

	Rumo			Cosan Investiments
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019
Net cash (used in) from operating activities	(15,679)	463,170	197,313	21,690	—	—
Net cash from (used in) investing activities	(1,469,750)	(6,632,353)	(929,861)	49,227	—	—
Net cash (used in) from financing activities	714,115	7,037,144	1,432,659	(15,650)	—	—
Net increase (decrease) in cash and cash equivalents	(771,314)	867,961	700,111	55,267	—	—
Cash and cash equivalents at beginning of year	1,568,667	700,706	595	—	—	—
Effect of exchange rate fluctuations on cash held	(5,551)	—	—	—	—	—
Cash and cash equivalents at end of year	791,802	1,568,667	700,706	55,267	—	—

9.3.   Acquisition of subsidiaries

Accounting policy

Business combinations are accounted for using the acquisition method when the control is transferred to the Company. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and liabilities assumed. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity.

For each business combination, the Company chooses to measure any non-controlling interests in the acquisition:

i.    at fair value; or
ii.   in its proportionate share of the acquirer's identifiable net assets, which are generally at fair value

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss for the year.

Contingent consideration depends on whether an acquired business achieves goals within a fixed period. Estimates of future performance are required to calculate obligations at the time of acquisition and on each subsequent reporting date. In addition, estimates are necessary to assess the assets and liabilities acquired in business combinations. Intangible assets, such as brands, are commonly an essential part of an acquired business, as they allow us to obtain more value than would otherwise be possible.

Measurement of fair values

In measuring fair values, valuation techniques were used considering market prices for similar items, discounted cash flow, among others.

Since it is a preliminary measurement of fair value, if new information obtained within one year, counting from the acquisition date, about the facts and circumstances that existed on the acquisition date, indicate adjustments in the values mentioned above, or any additional provision that existed on the acquisition date, the acquisition accounting will be revisited. Management's expectation is that only measurements of intangibles could have any impact in relation to this preliminary assessment.

For convenience, the Company may designate the acquisition date at the end (or beginning) of a month, when the acquisition is concluded during the month

9.3.1. Acquisition of Radar Group

On November 3, 2021, Cosan acquired a 47% equity interest in agricultural property management companies of the “Radar Group” (entities shown below), increasing an interest of 3% to 50%, as shown below:

Acquired name	Interest acquired		Final interest
	Direct	Indirect
Radar Propriedades Agrícolas S.A.	38.94%	8.06%	50.00%
Radar II Propriedades Agrícolas S.A.	47.00%	-	50.00%
Nova Agrícola Ponte Alta S.A.	38.94%	8.06%	50.00%
Nova Amaralina S.A Propriedades Agrícolas	38.94%	8.06%	50.00%
Nova Santa Bárbara Agrícola S.A.	38.94%	8.06%	50.00%
Terras da Ponta Alta S.A.	38.94%	8.06%	50.00%
Castanheira Propriedades Agrícolas S.A.	38.94%	8.06%	50.00%
Manacá Propriedades Agrícolas S.A.	38.94%	8.06%	50.00%
Paineira Propriedades Agrícolas S.A.	38.94%	8.06%	50.00%

Pursuant to the Shareholders' Agreement, Cosan has the majority of votes in matters of the Executive Board, as well as the power to decide on the relevant activities of the companies of the Radar Group and, therefore, acquired control. The equity interest immediately prior to the acquisition in the Radar Group net assets carrying value was substantially at fair value on the acquisition date.

The acquired companies are engaged in the land management business, with the capacity to invest in assets with high productive potential in Brazil. This acquisition is in line with the Company's capital allocation strategy, reinforcing the Company's commitment to the development of Brazilian agribusiness and the creation of value to its stakeholders.

The acquisition price paid in cash totaled R$1,572,352, of which R$1,479,404 refers to the principal and R$92,948 to the adjustment of the installments by the IPCA. The consideration will be paid in 4 installments, with the first installment being paid on the of November 3, 2021, in the amount of R$601,856 and the other annual installments of R$295,881, adjusted by the IPCA, with final maturity in September 2024.

The Company, through independent consultants, assessed the fair value of all assets acquired and liabilities assumed as of the acquisition date.

On the acquisition date, the fair value of net assets acquired amounted to R$4,231,107. The non-controlling interest is shown below considering Mansilla's proportional interest in the acquiree's net assets fair value.

	Interest	Shareholders' equity attributable to non-controlling interests
Mansilla Participações Ltda.	50%	2,115,554

a)     Identifiable assets acquired and liabilities assumed

The fair value of the assets and liabilities acquired is shown below:

Radar Group
Cash and cash equivalents	9,123
Marketable securities	38,675
Accounts receivable from customers	194,715
Receivables from related parties	16,780
Taxes to recover	1,083
Other assets	1,099
Deferred income tax and social contribution	44
Judicial deposits	279
Other financial assets	318,445
Investment properties	3,875,752
Fixed assets	33
Right of use	3,240
Trade payable	(992)
Taxes payable	(11,443)
Related parts	(2,504)
Lease	(3,281)
Advance from customers	(41)
Other obligations	(16,738)
Deferred income tax and social contribution	(192,883)
Provision for contingencies	(279)
Total net identifiable assets at fair value	4,231,107

Since the acquisition date, the Radar Group contributed to the Company's revenues with R$31,502 and income before taxes of R$49,218. If the business combination had been completed at the beginning of the year, the Company's revenues would have totaled R$26,179,637, and the profit for the year would have been R$8,424,096.

b)     Gain on bargain purchase

The fair value of the net assets acquired exceeded the consideration transferred, generating a gain on bargain purchase as follow:

Consideration transferred	1,572,352
Non-controlling interest	2,115,554
Fair value of Radar's Group pre-existing interest	126,933
Total net identifiable assets at fair value	(4,231,107)
Gain on bargain purchase	(416,268)

9.3.2. Acquisition of Compass Group

On January 30, 2020, the Company completed the acquisition of 100% interest in the Compass Group as follows:

Name of the acquiree	Description of the operation
Compass Comercializadora de Energia Ltda.	Natural gas and electricity trading
Compass Geração Ltda.	Natural gas and electricity trading
Compass Energia Ltda.	No operation
Black River Participações Ltda.	No operation

The Company, through its independent consultants, assessed whether the fair value of all assets and liabilities acquired in the opening statement of financial position is different from the stated carrying amount. The appraised assets and liabilities include property, plant and equipment items, customer portfolios, trademarks and, possibly, also long-term borrowings.

The fair value of the assets and liabilities acquired is as follows:

	Compass Comercializadora	Compass Geração	Compass Energia	Total
Cash and cash equivalents	4,539	177	37	4,753
Trade receivables	12,384	149,163	—	161,547
Other tax receivable	134	89	31	254
Derivative financial instruments	1,377	—	—	1,377
Other current assets	24	28	—	52
Property, plant and equipment	69	—	—	69
Trade payables	(13,585)	(83,669)	—	(97,254)
Other taxes payable	—	(162)	—	(162)
Other liabilities	(97)	—	—	(97)
Other financial liabilities	—	(48,007)	—	(48,007)
Dividends payable	—	(508)	—	(508)
Payables to related parties	—	(17,063)	—	(17,063)
Deferred tax liabilities	(468)	—	—	(468)
Total identifiable assets, net	4,377	48	68	4,493

Goodwill at the acquisition date consisted of:

Consideration transferred(i)	99,385
Total net assets acquired and
liabilities assumed at fair value(-)	4,493
Goodwill	94,892

(i)      On July 17, 2020, the Compass made an additional payment for the acquisition of Compass Trading in the amount of R$4,385, as provided for in the agreement.

The goodwill of R$94,892 comprises the value of future economic benefits arising from the acquisition.

Had the acquisition of the Compass Group been completed on January 1, 2020, the Company's revenues would have been R$9,244,777 and net profit would have been R$934,817.